Initial Public Offering (Details) - CIK0001812667 CC Neuberger Principal Holdings II - USD ($) $ / shares in Units, $ in Millions	Aug. 04, 2020	Mar. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Number of units sold in initial public offering	82,800,000
Price per unit	$ 10.00
Proceeds from issuance of shares	$ 828.0
Offering cost	46.3
Underwriting commissions	$ 29.0
Exercise price of warrants (in dollars per share)		$ 11.50
Number of shares called by each warrants (in shares)	1
Number of Class A ordinary share in each unit	1
Warrant in each unit (as percent)	0.25%	0.187%	18.70%
IPO
Subsidiary, Sale of Stock [Line Items]
Number of units sold in initial public offering	82,800,000
Offering cost	$ 46.3
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units sold in initial public offering	10,800,000
Price per unit	$ 10.00